Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Related Party Transactions [Abstract]
Related party transactions

Note 26. Related party transactions

Parent entity

Gelteq Limited is the parent entity.

Subsidiaries

Key management personnel

Disclosures relating to key management personnel are set out in note 23.

Transactions with related parties

The following transactions occurred with related parties:

	Consolidated
	December 2024	30 June 2024
	$	$
Payment for other expenses:
Interest expense on loans from directors (as part of shareholder loan issue)*	298,726	459,340
Interest paid to commonly controlled entity*	284	764
Management and consulting services**	200,549	9,125

*        The interest is accrued and not paid

**      During the year the Company received Management and Legal services from Asiana Trading Corporation, an entity associated with Jeff Olyniec (until December 2021), a director of the Company.

Outstanding balances arising from transactions with related parties:

	Consolidated	Consolidated
Receivables from related parties	December 2024	30 June 2024
	$	$
Prepayment*	33,088	33,088
Accounts receivables**	—	8,250
	33,088	41,338
	Consolidated
Payables to related parties	December 2024	June 2024
	$	$
Payables to by key management personnel directly***	—	224,488

*        During August 2022, the company as per agreement with Asiana Trading corporation paid first deposit for its future order. Asiana Trading Corporation is an entity associated with Jeff Olyniec, a director of the Company. The balance is included within Prepayments and other assets in the Condensed Consolidated Statement of Financial Position.

**      During the year 30 June 2022, the Company entered into agreement with Lifestyle Breakthrough Pty Ltd. an entity associated with Nathan Givoni and Simon H. Szewach , directors of the Company for sale of goods & service. The balance is included in Trade and other receivables in the Condensed Consolidated Statement of Financial Position and the amount has been written back during the current financial year.

***    Payables to key management personnel are included within Wages payables in Note 18.

Loans to/from related parties

The following balances are outstanding at the reporting date in relation to loans with related parties:

	Consolidated
Loans from related parties	December 2024	June 2024
	$	$
Beginning of the period	1,662,411	502,237
Reclassify >5% holder loan as related party loan (i)	—	762,340
Interest accrued during the year	258,721	397,834
Closing Balance	1,921,132	1,662,411

The Loans from directors relates to loans provided in the year ended 30 June 2022, by Jeffrey Olyniec, Executive Director and B&M Givoni Ltd. a close family member of Nathan Givoni, Executive director of the Company. These loan agreements are compound financial instruments with both debt and equity components. The loans include an equity component of $124,108 comprising of 21,179 fully paid ordinary shares to be issued to the Lending Shareholders. 21,179 shares were determined based on shares equivalent to $1.00 for every $4.00 of principal loaned to the Company, as agreed in the loan agreements. These have been recognised as equity on inception of the loans. The shares were to be issued within 90 days of the loan being advanced with a deemed issue price of $5.86 per fully paid ordinary share, being the pre-dilution price and were issued on April 28, 2022.

The Consolidated Entity has recognised the shareholders loans initially at fair value of $369,337, net of the equity component of $124,108 and subsequently carried at amortised cost using an effective interest method. During the 2023 financial year, the shareholders loans received on 4 February, 2022, had their maturity date extended in January 2023, and approximately $1,938,287 was to be repaid on 15 July, 2024. The resulting gain on the modification of the liability is recognized in the profit and loss statement and there was no repayment of interest or loan during the year (no repayment of interest or loan during the year ended 30 June 2023). These extensions constitute a substantial modification per IFRS 9, and therefore the original liability is derecognised on modification date, and the new liability for the extended loans is recognised at fair value, discounted using an appropriate discount rate.

Subsequent to 30 June, 2024, the loans were extended with a new maturity date of 31 December, 2025, at an interest rate of 12% and an amount to be repaid of approximately $2,153,929.

(i)     Include loans from shareholders holding more than 5% of issued capital not previously included as related party loan

	Consolidated
Loans from associated entities	December 2024	30 June 2024
	$	$
Opening balance	156,068	155,304
Interest charged	366	764
	156,434	156,068

Convertible notes from Related Parties

	Consolidated
	31 December 2024	30 June 2024
Opening Balance	759,678	76,485
Reclassify >5% holder convertible note as related party loan(i)	—	328,928
Proceeds from convertible note issue	287,886	301,150
Interest accrued	40,644	53,115
Closing Balance	1,088,208	759,678

*        The Convertible Notes from directors relates to:

–        for 2024, convertible notes received from an entity related to Nathan Givoni, Executive Director, and Jeffrey Olyniec, Non-Executive Director.

–        For 2025, convertible notes received from an entity related to Nathan Givoni, Executive Director.

(i)      Include convertible notes from shareholders holding more than 5% of issued capital not previously included as related party loan

Terms and conditions

Transactions with related parties have not undergone a formal benchmarking process to establish whether arrangements are conducted under normal market terms and conditions, accordingly, such transactions may not be considered at arm’s length. Related party loans are either unsecured, interest-free and payable on demand or are subject to unsecured loan agreements with fixed terms and interest payable.

Interest-free loans are noted accordingly.

No adjustment has been made to their carrying value. The parent company has not provided any guarantees in relation to any debts incurred by its subsidiaries.

Note 33. Related party transactions

Parent entity

Gelteq Limited is the parent entity.

Subsidiaries

Interests in subsidiaries are set out in note 34.

Key management personnel

Disclosures relating to key management personnel are set out in note 29.

Transactions with related parties

The following transactions occurred with related parties:

	Consolidated
	30 June 2024	30 June 2023
	$	$
Payment for other expenses:
Interest expense on loans from directors (as part of shareholder loan and convertible note issue)*	459,340	131,684
Interest expense on loans from controlling entity*	764	764
Management and consulting services**	9,125	171,530

Other transactions:
Gain on modification of loans	—	(73,007)

*        The interest is accrued and not paid

**      During the year the Company received Management and Legal services from Asiana Trading Corporation, an entity associated with Jeff Olyniec (until December 2021), a director of the Company.

Outstanding balances arising from transactions with related parties:

	30 June 2024	30 June 2023
	$	$
Receivables from related parties
Prepayment*	33,088	33,088
Trade receivables**	8,250	8,280
Total Receivables from related parties	41,338	41,368
	30 June 2024	30 June 2023
	$	$
Payables to related parties
Payables to by key management personnel directly***	224,488	211,869

*        During August 2022, the company as per agreement with Asiana Trading corporation paid first deposit for its future order. Asiana Trading Corporation is an entity associated with Jeff Olyniec, a director of the Company. The balance is included within Prepayments and other assets in the Condensed Consolidated Statement of Financial Position.

**      During the year 30 June 2022, the Company entered into agreement with Lifestyle Breakthrough Pty Ltd. an entity associated with Nathan Givoni and Simon H. Szewach , directors of the Company for sale of goods & service. The balance is included in Trade and other receivables in the Condensed Consolidated Statement of Financial Position.

***    Payables to key management personnel are included within Wages payables in Note 21.

Loans to/from related parties

The following balances are outstanding at the reporting date in relation to loans with related parties:

Loans from related parties (2024)/Directors (2023)

	Consolidated
	30 June 2024	30 June 2023
	$	$
Beginning of the period*	502,237	445,015
Reclassify >5% holder loan as related party loan(i)	762,340	—
Modification of fair value on extinguishment	—	(73,007)
Interest accrued prior to modification	—	64,012
Interest accrued post modification	397,834	66,217
Amounts received during the period	—	—
Closing Balance	1,662,411	502,237

*        The Loans from directors relates to loans provided in the year ended 30 June 2022, by Jeffrey Olyniec, Executive Director and B&M Givoni Ltd. a close family member of Nathan Givoni, Executive director of the Company. These loan agreements are compound financial instruments with both debt and equity components. The loans include an equity component of $124,108 comprising of 21,179 fully paid ordinary shares to be issued to the Lending Shareholders. 21,179 shares were determined based on shares equivalent to $1.00 for every $4.00 of principal loaned to the Company, as agreed in the loan agreements. These have been recognised as equity on inception of the loans. The shares were to be issued within 90 days of the loan being advanced with a deemed issue price of $5.86 per fully paid ordinary share, being the pre-dilution price and were issued on April 28, 2022. The Consolidated Entity has recognised the shareholders loans initially at fair value of $369,337, net of the equity component of $124,108 and subsequently carried at amortised cost using an effective interest method. During the 2023 financial year, the shareholders loans received on 4 February, 2022, had their maturity date extended in January 2023, and approximately $1,938,287 was to be repaid on 15 July, 2024. The resulting gain on the modification of the liability is recognized in the profit and loss statement and there was no repayment of interest or loan during the year (no repayment of interest or loan during the year ended 30 June 2023). These extensions constitute a substantial modification per IFRS 9, and therefore the original liability is derecognised on modification date, and the new liability for the extended loans is recognised at fair value, discounted using an appropriate discount rate.

Subsequent to 30 June, 2023, the loans were extended with a new maturity date of 31 December, 2024, at an interest rate of 12% and an amount to be repaid of approximately $2,015,687

(i)      Include loans from shareholders holding more than 5% of issued capital not previously included as related party loan

Loans from associated entities

	Consolidated
	30 June 2024	30 June 2023
	$	$
Opening balance	155,304	154,540
Interest charged	764	764
	156,068	155,304

Convertible notes from Related Parties (2024)/Directors* (2023)

	Consolidated
	30 June 2024	30 June 2023
	AUD$	AUD$
Opening Balance	76,485	—
Reclassify >5% holder convertible note as related party loan(i)	328,928	—
Proceeds from convertible note issue	301,150	75,030
Interest accrued	53,115	1,455
Closing Balance	759,678	76,485

*        The Convertible Notes from directors relates to:

–        for 2023, convertible notes received from Jeffrey Olyniec, Non — Executive Director; and

–        for 2024, convertible notes received from an entity related to Nathan Givoni, Executive Director, and Jeffrey Olyniec, Non-Executive Director.

(i)      Include convertible notes from shareholders holding more than 5% of issued capital not previously included as related party loan

Terms and conditions

Transactions with related parties have not undergone a formal benchmarking process to establish whether arrangements are conducted under normal market terms and conditions, accordingly, such transactions may not be considered at arm’s length. Related party loans are either unsecured, interest-free and payable on demand or are subject to unsecured loan agreements with fixed terms and interest payable.

Interest-free loans are noted accordingly.

No adjustment has been made to their carrying value. The parent company has not provided any guarantees in relation to any debts incurred by its subsidiaries.

Other related party transactions

On 30 October 2021, the Company entered into a lease agreement with the Lifestyle Breakthrough Holdings U/T to rent office space and incurred rental expense of $10,001 for the year ended 30 June 2024 (30 June 2023: $34,706). Lifestyle Breakthrough Holdings U/T is an entity associated with Nathan Givoni and Simon H. Szewach, directors of the Company. The lease agreement expired on 1 November, 2023 and hence the balance is nil as at 30 June 2024 (30 June 2023: $11,896).